Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Prudential Investment Portfolios 2
Prospectus Date	rr_ProspectusDate	Feb. 20, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	PRUDENTIAL INVESTMENT PORTFOLIOS 2PGIM Quant Solutions Commodity Strategies FundSupplement dated February 20, 2024 to theCurrently Effective Summary Prospectus, Prospectusand Statement of Additional Information (SAI)You should read this Supplement in conjunction with each Fund's Summary Prospectus, Prospectus and SAI, asapplicable, and retain it for future reference.Effective immediately, the Fund’s diversification status is changing from non-diversified to diversified.To reflect this change, the Fund’s Summary Prospectus, Prospectus and SAI are hereby revised as follows effective immediately:1.The sections of the Summary Prospectus and Prospectus entitled “Non-Diversified Investment Company Risk” are hereby deleted.2. The last sentence of the fourth paragraph in the section of the Fund’s Summary Prospectus entitled “Investment, Risks and Performance – Principal Investment Strategies” and of the Prospectus entitled “Summary: PGIM Quant Solutions Commodity Strategies Fund – Investment, Risks and Performance – Principal Investment Strategies” is hereby deleted.
PGIM Quant Solutions Commodity Strategies Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	PRUDENTIAL INVESTMENT PORTFOLIOS 2PGIM Quant Solutions Commodity Strategies FundSupplement dated February 20, 2024 to theCurrently Effective Summary Prospectus, Prospectusand Statement of Additional Information (SAI)You should read this Supplement in conjunction with each Fund's Summary Prospectus, Prospectus and SAI, asapplicable, and retain it for future reference.Effective immediately, the Fund’s diversification status is changing from non-diversified to diversified.To reflect this change, the Fund’s Summary Prospectus, Prospectus and SAI are hereby revised as follows effective immediately:1.The sections of the Summary Prospectus and Prospectus entitled “Non-Diversified Investment Company Risk” are hereby deleted.2. The last sentence of the fourth paragraph in the section of the Fund’s Summary Prospectus entitled “Investment, Risks and Performance – Principal Investment Strategies” and of the Prospectus entitled “Summary: PGIM Quant Solutions Commodity Strategies Fund – Investment, Risks and Performance – Principal Investment Strategies” is hereby deleted.